Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Information About Reportable Segments (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026	[1]	Mar. 31, 2025	[2]	Dec. 31, 2025	[3]	Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Line Items]
Other segment items	$ 30,148		$ 21,276		$ 113,396		$ 59,422	[4],[5]	$ 89,262	[4]
Lucky Friday [Member]
Segment Reporting [Line Items]
Other segment items							2,207		25,548
Keno Hill [Member]
Segment Reporting [Line Items]
Other segment items							$ 26,754		$ 29,793

[1]	Other operating expense items include general and administrative, exploration and pre-development, care and maintenance, provision for closed operations and environmental matters, and other operating (income) expense, net.

[2]	Other operating expense items include general and administrative, exploration and pre-development, care and maintenance, provision for closed operations and environmental matters, and other operating (income) expense, net.
[3]	Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.
[4]	Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.
[5]	Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.